Leases - Summary of balance sheet information about leases for lessee (Detail) - KRW (₩) ₩ in Millions	Dec. 31, 2023	Dec. 31, 2022
Disclosure of balance sheet information about leases for lessee [Line Items]
Right-of-use assets	₩ 1,304,963	₩ 1,280,334
Lease liabilities
Lease liability recognized	1,179,909	1,172,038
Previously stated [member]
Lease liabilities
Current	307,868	315,892
Non-Current	872,042	856,146
Lease liability recognized	1,179,910	1,172,038
Property and building [member] | Previously stated [member]
Disclosure of balance sheet information about leases for lessee [Line Items]
Right-of-use assets	1,019,537	1,081,067
Machinery and communication line facilities [member] | Previously stated [member]
Disclosure of balance sheet information about leases for lessee [Line Items]
Right-of-use assets	89,150	50,794
Other [member] | Previously stated [member]
Disclosure of balance sheet information about leases for lessee [Line Items]
Right-of-use assets	₩ 196,276	₩ 148,473